Goodwill and Intangible Assets - Schedule of Intangible Asset Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,009,333	$ 1,003,240
Accumulated amortization	(831,581)	(748,778)
Definite-lived intangible assets, net	177,752	254,462
Indefinite-lived intangible assets	59	623
Total intangible assets, gross	1,009,392	1,003,863
Total intangible assets, net	$ 177,811	255,085
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years
IP addresses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 0	564
Domain names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	59	59
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	967,623	964,100
Accumulated amortization	(794,926)	(717,648)
Definite-lived intangible assets, net	$ 172,697	246,452
Estimated useful lives of intangible asset	10 years
2GIG 2.0 technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	17,000
Accumulated amortization	(16,534)	(15,292)
Definite-lived intangible assets, net	$ 466	1,708
Estimated useful lives of intangible asset	8 years
Other technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 4,725	2,917
Accumulated amortization	(2,858)	(1,667)
Definite-lived intangible assets, net	$ 1,867	1,250
Other technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Other technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	7 years
Space Monkey technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,100	7,100
Accumulated amortization	(6,809)	(5,756)
Definite-lived intangible assets, net	$ 291	1,344
Estimated useful lives of intangible asset	6 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 12,885	12,123
Accumulated amortization	(10,454)	(8,415)
Definite-lived intangible assets, net	$ 2,431	$ 3,708
Estimated useful lives of intangible asset	5 years